CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash	$ 5,532	$ 29,491	$ 12
Cash and cash equivalents		29,491	12
Accounts receivable from related party	20,886
Inventories	4,500		1,545,490
Prepaid expenses	102,149
Assets from discontinued operations	6,406	6,406	6,406
TOTAL CURRENT ASSETS	139,473	35,897	1,551,908
PROPERTY AND EQUIPMENT
Property and equipment, net of accumulated depreciation of $126,670	2,635,966
Deposits		350	11,150
OTHER NONCURRENT ASSETS
Deposits		350	11,150
Intangible assets, net of accumulated amortization of $1,049,425 at December 31, 2009			2,179,574
TOTAL NONCURRENT ASSETS		350	2,190,724
TOTAL ASSETS	2,775,439	36,247	3,742,632
CURRENT LIABILITIES
Accounts payable	5,091,356	5,315,659	4,220,167
Notes payable	8,231,302	7,811,510	7,391,718
Accrued liabilities	1,958,791	3,576,587
Other accrued liabilities		3,576,587	3,311,025
Deferred revenues	204,660
Derivative liabilities	125,420	1,329,489	1,406,665
Liabilities from discontinued operations	1,365,929	1,365,929	1,387,406
TOTAL CURRENT LIABILITIES	16,977,458	19,399,174	17,716,981
TOTAL LIABILITIES	16,977,458	19,399,174
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Common stock Value	4,269	3,226	2,631
Additional paid-in capital	131,426,211	125,146,946	120,114,115
Accumulated deficit	(145,632,499)	(144,513,099)	(134,717,089)
TOTAL STOCKHOLDERS' DEFICIT	(14,202,019)	(19,362,927)	(13,974,349)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	2,775,439	36,247	3,742,632
Series E Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred Stock			100
TOTAL STOCKHOLDERS' DEFICIT			100
Additional paid-in capital - Series E Preferred stock			625,894
Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred Stock